Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Cash received from operations	€ 57,699	€ 58,815	€ 63,456
Cash paid from operations	(41,224)	(42,891)	(46,929)
Net payments of interest and other financial expenses net of dividends received	(1,725)	(1,636)	(1,726)
Taxes proceeds/(paid)	272	(865)	(1,005)
Net cash flow provided by operating activities	15,022	13,423	13,796
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, net	(7,659)	(8,585)	(8,992)
Proceeds on disposals of companies, net of cash and cash equivalents disposed	1,723	29	40
Payments on investments in companies, net of cash and cash equivalents acquired	(12)	(3)	(128)
Proceeds on financial investments not included under cash equivalents	1,835	1,004	296
Payments on financial investments not included under cash equivalents	(1,132)	(965)	(1,106)
(Payments)/proceeds on placements of cash surpluses not included under cash equivalents	(396)	(202)	(357)
Government grants received	0	37	2
Net cash flow used in investing activities	(5,641)	(8,685)	(10,245)
Dividends paid	(2,742)	(2,794)	(2,459)
Proceeds from share capital increase	0	0	2
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(504)	379	1,269
Operations with other equity holders	390	(561)	646
Proceeds on issue of debentures and bonds and other debts	4,186	4,289	8,390
Proceeds on loans, borrowings and promissory notes	1,702	3,973	4,844
Repayments of debentures and bonds and other debts	(3,653)	(4,654)	(6,687)
Repayments of loans, borrowings and promissory notes	(6,356)	(4,040)	(6,711)
Lease principal payments	(1,518)	0	0
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(526)	(472)	(1,046)
Net cash used in financing activities	(9,021)	(3,880)	(1,752)
Effect of changes in exchange rates	7	(244)	(341)
Cash reclassified to assets held for sale	(14)	(111)	0
Effect of changes in consolidation methods and others	(3)	(3)	(2)
Net increase (decrease) in cash and cash equivalents during the year	350	500	1,456
RECONCILIATION OF CASH AND CASH EQUIVALENTS WITH THE STATEMENTS OF FINANCIAL POSITION
CASH AND CASH EQUIVALENTS AT JANUARY 1	5,692	5,192	3,736
CASH AND CASH EQUIVALENTS AT DECEMBER 31	6,042	5,692	5,192
CASH AND CASH EQUIVALENTS TOTAL	€ 6,042	€ 5,692	€ 5,192